Pension Plans and Other Postretirement Benefits Pension and Non Pension Plan Assets - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1						$ 4	$ 0
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	2					7	6	9
Defined Benefit Plan, Interest Cost	1					7	9	9
Defined Benefit Plan, Expected Return on Plan Assets	1					7	9	9
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost							6	9
Large Cap Equity Funds							$ 30	$ 33
Defined Benefit Plan, Actual Plan Asset Allocations							100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations							100.00%
Small mid Cap Equity Funds							$ 10	$ 4
Other International Equity							24	21
Debt Securities Fixed Income							58	56
Pension Benefits Fair Value of Plan Assets	116						122	114
Defined Benefit Plan, Interest Cost							9	9
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds							0	0
Small mid Cap Equity Funds							0	0
Other International Equity							0	0
Debt Securities Fixed Income							0	0
Pension Benefits Fair Value of Plan Assets							0	0
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds							30	33
Small mid Cap Equity Funds							10	4
Other International Equity							24	21
Debt Securities Fixed Income							58	56
Pension Benefits Fair Value of Plan Assets							122	114
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds							0	0
Small mid Cap Equity Funds							0	0
Other International Equity							0	0
Debt Securities Fixed Income							0	0
Pension Benefits Fair Value of Plan Assets							$ 0	$ 0
United States Pension Plan of US Entity, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							53.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations							59.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							47.00%	48.00%
Defined Benefit Plan, Target Plan Asset Allocations							41.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							0.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations							0.00%
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	1					6	$ 10	$ 10
Defined Benefit Plan, Actual Plan Asset Allocations							100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations							100.00%
Other International Equity							$ 15	$ 15
Debt Securities Fixed Income							14	14
Cash, Money Market and Other							1	1
Pension Benefits Fair Value of Plan Assets	32						35	34
Pooled Insurance Products with Fixed Income Guarantee							5	4
Defined Benefit Plan, Interest Cost	1					4	3	3
Defined Benefit Plan, Expected Return on Plan Assets	0					1	1	1
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0					0	0	0
recognized actuarial loss	$ 11					$ 0	18	(1)
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity							0	0
Debt Securities Fixed Income							0	0
Cash, Money Market and Other							0	0
Pension Benefits Fair Value of Plan Assets							0	0
Pooled Insurance Products with Fixed Income Guarantee							0	0
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity							15	15
Debt Securities Fixed Income							14	14
Cash, Money Market and Other							1	1
Pension Benefits Fair Value of Plan Assets							35	34
Pooled Insurance Products with Fixed Income Guarantee							5	4
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity							0	0
Debt Securities Fixed Income							0	0
Cash, Money Market and Other							0	0
Pension Benefits Fair Value of Plan Assets							0	0
Pooled Insurance Products with Fixed Income Guarantee							$ 0	$ 0
Foreign Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							25.00%	27.00%
Defined Benefit Plan, Target Plan Asset Allocations							22.00%
Foreign Pension Plan, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							20.00%	20.00%
Defined Benefit Plan, Target Plan Asset Allocations							19.00%
Foreign Pension Plan, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations							55.00%	53.00%
Defined Benefit Plan, Target Plan Asset Allocations							59.00%
Other international [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		$ 3	$ 3	$ 9	$ 8
Defined Benefit Plan, Interest Cost		0	1	2	3
Defined Benefit Plan, Expected Return on Plan Assets		0	(1)	0	(1)
recognized actuarial loss					0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		0	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost		3	3
Other international [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		0	0	0	0
Defined Benefit Plan, Interest Cost		0	0	0	0
Defined Benefit Plan, Expected Return on Plan Assets		0	0	0	0
recognized actuarial loss				0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		0	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost		0	0
UNITED STATES | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		2	2	5	5
Defined Benefit Plan, Interest Cost		2	3	7	7
Defined Benefit Plan, Expected Return on Plan Assets		(2)	(2)	(7)	(6)
recognized actuarial loss				0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		0	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost		2	3
UNITED STATES | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost		0	0	0	1
Defined Benefit Plan, Interest Cost		0	1	1	2
Defined Benefit Plan, Expected Return on Plan Assets		0	0	0	0
recognized actuarial loss				1	5
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(1)	(1)	$ (3)	$ (2)
Defined Benefit Plan, Net Periodic Benefit Cost		$ (1)	$ 0